Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill Gross	$ 812,168	$ 812,761	$ 811,798
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	647,757	648,350	647,387
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Goodwill Gross	245,679	246,272	245,309
Goodwill Impaired Accumulated Impairment Loss	0	0	0
Goodwill (net amounts)	245,679	246,272	245,309
Banco Popular North America [Member]
Goodwill [Line Items]
Goodwill Gross	566,489	566,489	566,489
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 402,078	$ 402,078	$ 402,078